Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 31, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul 31, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	Jul 1, 2013
Dreyfus Select Managers Small Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Class I
Risk/Return:
Trading Symbol	DMVIX
Dreyfus Select Managers Small Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	DMVYX

Dreyfus Select Managers Small Cap Value Fund
Dreyfus Select Managers Small Cap Value Fund

July 31, 2013

STRATEGIC FUNDS, INC.

– Dreyfus Select Managers Small CapValue Fund

Supplement to Summary and Statutory Prospectuses dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second through fourth sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary — BNY Mellon Small Cap Multi-Strategy Fund —Principal Investment Strategy” and the fourth sentence of the first paragraph and the fifth paragraph in the section of the Fund’s prospectus entitled “Fund Details — BNY Mellon Small Cap Multi-Strategy Fund”:

The fund currently considers small cap companies to be those with market capitalizations that fall within the range of $50 million and $4 billion. The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Dreyfus Select Managers Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock

July 31, 2013

STRATEGIC FUNDS, INC.

– Dreyfus Select Managers Small CapValue Fund

Supplement to Summary and Statutory Prospectuses dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Small Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second through fourth sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary — BNY Mellon Small Cap Multi-Strategy Fund —Principal Investment Strategy” and the fourth sentence of the first paragraph and the fifth paragraph in the section of the Fund’s prospectus entitled “Fund Details — BNY Mellon Small Cap Multi-Strategy Fund”:

The fund currently considers small cap companies to be those with market capitalizations that fall within the range of $50 million and $4 billion. The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2013